DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS [Abstract]
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 18
Deferred compensation liability	293	257
Earnings on bank owned life insurance	136
Bank owned life insurance	4,136	2,000
Statement [Line Items]
Death benefits	10,800
Current portion of asset retirement obligation	90
Paid To Beneficiaries [Member]
Statement [Line Items]
Death benefits	2,600
Current portion of asset retirement obligation	28
Paid To Company [Member]
Statement [Line Items]
Death benefits	$ 8,200